Consolidated Statement of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Noninterest Income
Trust, Investment and Other Servicing Fees	$ 2,609.8		$ 2,405.5		$ 2,169.5
Foreign Exchange Trading Income	244.4		206.1		324.5
Treasury Management Fees	69.0		67.4		72.1
Security Commissions and Trading Income	68.0		73.6		60.5
Other Operating Income	166.5		154.9		158.1
Investment security gains (losses), net	(1.5)	[1]	(1.7)	[1]	(23.9)	[1]
Total Noninterest Income	3,156.2		2,905.8		2,760.8
Net Interest Income
Interest Income	1,155.5		1,287.7		1,408.6
Interest Expense	222.4		297.4		399.5
Net Interest Income	933.1		990.3		1,009.1
Provision for Credit Losses	20.0		25.0		55.0
Net Interest Income after Provision for Credit Losses	913.1		965.3		954.1
Noninterest Expense
Compensation	1,306.6		1,267.4		1,267.2
Employee Benefits	257.5		258.2		258.2
Outside Services	564.1		529.2		552.8
Equipment and Software	377.6		366.7		328.1
Occupancy	173.8		174.4		180.9
Visa Indemnification Benefit					(23.1)
Other Operating Expense	314.2		282.9		267.1
Total Noninterest Expense	2,993.8		2,878.8		2,831.2
Income before Income Taxes	1,075.5		992.3		883.7
Provision for Income Taxes	344.2		305.0		280.1
Net Income	731.3		687.3		603.6
Net Income Applicable to Common Stock	$ 731.3		$ 687.3		$ 603.6
PER COMMON SHARE
Net Income - Basic	$ 3.01		$ 2.82		$ 2.47
Net Income - Diluted	$ 2.99		$ 2.81		$ 2.47
Average Number of Common Shares Outstanding - Basic	239,265,313		240,417,805		241,401,310
Average Number of Common Shares Outstanding - Diluted	240,554,840		240,881,244		241,811,384

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ - $ (2.7) $ (1.1) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI - (0.6) (22.2) Other Security Gains (Losses), net (1.5) 1.6 (0.6) Investment Security Gains (Losses), net $ (1.5) $ (1.7) $ (23.9)